Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Related Party Transaction [Line Items]
Share-based compensation	$ 0	$ 0
Related Party [Member]
Related Party Transaction [Line Items]
Salaries, Wages and benefits	582,734	776,278
Share-based compensation	$ 161,994